Income Taxes - Schedule of Deferred Tax related to Other Comprehensive Income (AOCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Unrealized loss on derivative financial instruments	$ 361	$ 641
Remeasurements of the net defined benefit liability	(132)	(402)
Total deferred tax loss related to AOCI	$ 229	$ 239